GENERAL	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation Abstract [Abstract]
GENERAL
1	GENERAL

General information

The company was incorporated as a private company on 2 November 2017 and with effect from 25 April 2018, it was converted from a private company to a public company whereby it changed its name to Grindrod Shipping Holdings Ltd. The company is incorporated in Singapore with its principal place of business and registered office at #03-01 Southpoint, 200 Cantonment Road, Singapore 089763. On 18 June 2018, the company became a publicly traded company with its shares primarily listed on the NASDAQ Global Select Market and from the 19 June 2018  secondarily on the Main Board of the Johannesburg Stock Exchange (JSE).

The principal activities of the Group are ship chartering, operating and sales of vessels. Information of the entities within the Group is contained in Note 15.

The Group completed the plan to discontinue the tanker business during December 2021 and has presented the tanker business as a discontinued operation. The Group is now focused on the drybulk business which is presented as the continuing operations. Prior period figures have been reclassified for the presentation of the tanker business as a discontinued operation which is explained in more detail in Note 37
.

On 11 March 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the pandemic, many countries, ports and organisations, including those where the Company conducts a large part of its operations have implemented measures to combat the pandemic, such as quarantines, mask and vaccine mandates and travel restrictions. Such measures have caused and may continue to cause severe trade disruptions. The ongoing pandemic resulted in the decline of  charter rates, which affected the Group’s revenue and cash flows from operations for the year ended 31 December 2020. The Group also experienced some delays in cargo operations due to port restrictions and additional protocols.  As a result of the spread of the pandemic, the Group has incurred some additional crewing expenses arising from crew travel, COVID-19 testing and procurement of personal protection equipment which is included in our vessel operating costs in our Consolidated statements of profit or loss for the years ended 31 December 2021 and 2020. Additionally, the Group experienced some delays in drydocking and installations of ballast water treatment systems, operations and crew changes due to quarantine regulations and COVID-19 testing and the resulting off-hire days. Although the disruption from COVID-19 may only be temporary, given the dynamic nature of these circumstances, the duration of business disruption and the related financial impact cannot be reasonably estimated at this time but could materially affect our business, results of operations and financial condition.

The consolidated financial statements of the Group for the year ended 31 December 2021 were authorised for issue by the Board of Directors on 2
5
March 2022.